Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Future tax benefit arising from net operating loss carryover	$ 754,608	$ 354,799
Less valuation allowance	(754,608)	(354,799)
Net deferred